Operating costs	6 Months Ended
Sep. 30, 2018
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Operating costs
5	Operating costs

	Half year to 30 September
	2018 (IFRS 15)	2017 (IAS 18)
	£m	£m
Direct labour costs	2,663	2,688
Indirect labour costs	472	451
Leaver costs	8	30
Total labour costs	3,143	3,169
Capitalised labour	(729)	(668)
Net labour costs	2,414	2,501
Product costs and sales commissions[1]	2,172	2,153
Payments to telecommunications operators	1,073	1,207
Property and energy costs	661	649
Network operating and IT costs	508	476
Programme rights charges	403	377
Other operating costs[1]	717	839
Operating costs before depreciation, amortisation and specific items	7,948	8,202
Depreciation and amortisation	1,736	1,757
Total operating costs before specific items	9,684	9,959
Specific items (Note 6)	212	373
Total operating costs	9,896	10,332

[1]	Other operating costs have been disaggregated and re-presented for the half year to 30 September 2018